Cover	Jun. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2021
Entity File Number	0-21886
Entity Registrant Name	BARRETT BUSINESS SERVICES, INC.
Entity Central Index Key	0000902791
Entity Tax Identification Number	52-0812977
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	8100 N.E. Parkway Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98662
City Area Code	360
Local Phone Number	828-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	BBSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false